Weighted Average Common Shares (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic Common Shares	81,813,386	74,351,065	68,457,885
Weighted Average Number of Shares Outstanding, Diluted, Total	81,813,386	74,351,065	69,295,947
Class of Warrant or Right, Outstanding	19,977,743	19,977,743	15,850,238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,882,500	3,102,500	3,195,000
Warrants [Member]
Class of Warrant or Right, Outstanding	19,977,743	19,977,743
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,882,500	3,102,500